Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt

Principal payments, including the final payment due at repayment, on the long-term debt are as follows as of December 31, 2018:

Year Ending December 31,
2019	$—
2020	2,666,667
2021	4,000,000
2021	3,633,333
Total	10,300,000